Long-Term Debt, Net of Debt Issuance Costs and Discount - Senior Financing Agreements (U.S) - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Debt Instrument [Line Items]
Debt issuance costs	$ 2,290,000		$ 2,290,000	$ 4,220,000		$ 2,147,000
Repayment of customer advances outstanding			2,000,000
Debt instrument, amount outstanding	125,445,000		$ 125,445,000	136,584,000		122,636,000
U.S. [Member]
Debt Instrument [Line Items]
Credit facility, amount		$ 75,000,000		100,000,000
Amount withdrawn under credit facility		50,000,000		20,000,000	$ 5,000,000
Debt instrument, term			4 years
Line of credit facility, expiration year			2018
Debt issuance costs	$ 2,200,000		$ 2,200,000	$ 4,700,000
Amortization of debt issuance costs to interest expense, period			48 months	48 months
Repayment of customer advances outstanding		$ 5,700,000
Debt Instrument, payment terms	The Amended Credit Facility requires us to make quarterly principal payments in the amount of $0.9 million of the outstanding principal loan balance commencing in March 2017, with the remaining outstanding balance to be repaid on or before December 30, 2020.
Debt instrument, principal payment	$ 900,000
Debt instrument frequency of principal payment	quarterly
Loan interest payment start date	2017-03
Debt instrument, maturity date	Dec. 30, 2020
Percentage of equity of direct foreign subsidiaries pledged	65.00%
Debt instrument, prepayment penalty			$ 2,100,000
Remaining deferred financing costs	$ 2,400,000		2,400,000
Term Loan [Member] | U.S. [Member]
Debt Instrument [Line Items]
Credit facility, amount	$ 75,000,000		$ 75,000,000
Until December 30, 2017 [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt Instrument, payment terms			If the Company prepays any of the outstanding principal loan balance prior to December 30, 2017, the Company is required to pay the lenders a premium in an amount equal to the amount of interest that otherwise would have been payable from the date of prepayment until December 30, 2017 plus 3.0% of the amount of the principal loan balance that was prepaid.
Debt instrument percentage of principal prepaid	3.00%		3.00%
After December 30, 2017 through December 30, 2018 [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt Instrument, payment terms			If the Company prepays any of the outstanding principal loan balance after December 30, 2017 through December 30, 2018, the Company is required to pay the lenders 2.0% of the principal loan balance that was prepaid.
Debt instrument percentage of principal prepaid	2.00%		2.00%
After December 30, 2018 through December 30, 2019 [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt Instrument, payment terms			If the Company prepays any of the outstanding loan balance after December 30, 2018 through December 30, 2019, the Company is required to pay a premium of 1.5% of the amount of the principal loan balance that was prepaid.
Debt instrument premium percentage of principal prepaid	1.50%		1.50%
Revolving Credit Facility [Member] | U.S. [Member]
Debt Instrument [Line Items]
Credit facility, amount	$ 25,000,000		$ 25,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility, amount						15,000,000
Letter of Credit [Member] | U.S. [Member]
Debt Instrument [Line Items]
Credit facility, amount	15,000,000		15,000,000
Senior Term Loan [Member] | U.S. [Member]
Debt Instrument [Line Items]
Credit facility repaid			74,400,000
Senior term loan repaid			20,000,000
Debt instrument, prepayment penalty and termination fee			1,600,000
Debt discounts and deferred financing costs	1,300,000		1,300,000
Debt instrument, amount outstanding	75,000,000		75,000,000	$ 74,375,000		$ 74,063,000
Subordinated Convertible Promissory Notes [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt issuance costs					$ 200,000
Subordinated convertible promissory notes repaid			5,000,000
Debt instrument, amount outstanding				$ 10,000,000
Senior Term Loan and Senior Revolving Loan [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 77,800,000		$ 77,800,000
LIBOR [Member] | U.S. [Member]
Debt Instrument [Line Items]
Debt instrument, floor rate	1.00%	1.00%	1.00%
Debt instrument, variable interest rate	5.75%	8.00%